Cover Page	Nov. 04, 2019
Cover page.
Document Type	8-K
Document Period End Date	Nov. 04, 2019
Entity Registrant Name	SPRINT CORPORATION
Entity Central Index Key	0000101830
Amendment Flag	false
Entity Incorporation, State or Country Code	DE
Entity File Number	1-04721
Entity Tax Identification Number	46-1170005
Entity Address, Address Line One	6200 Sprint Parkway,
Entity Address, City or Town	Overland Park,
Entity Address, State or Province	KS
Entity Address, Postal Zip Code	66251
City Area Code	913
Local Phone Number	794-1091
Written Communications	true
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common stock, $0.01 par value
Trading Symbol	S
Security Exchange Name	NYSE
Entity Emerging Growth Company	false